Shareholder Report, Average Annual Return (Details) IT32_MassMutual Clinton Municipal Fund_Class Y_TSR Annual {Class Y}	12 Months Ended	20 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y - without sales charge
Average Annual Return, Percent	0.77%	1.55%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	2.53%